Financing obligation (Details) SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CHF (SFr) Installment	Dec. 31, 2019 USD ($) Installment	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Financing obligation [Abstract]
Memorizalized proceeds from financing obligation	SFr 199		SFr 198	SFr 200
Finance receivable	0		199
Short-term financing obligation	652		332
Long-term financing obligation	SFr 0		186
Grants, LuMind Research Down Syndrome Foundation [Member]
Financing obligation [Abstract]
Funding commitment | $						$ 200	$ 200	$ 200
Reimbursement percentage of funding commitment	125.00%	125.00%
Number of installments | Installment	3	3
Percentage of additional interest on total repayment	25.00%	25.00%
Memorizalized proceeds from financing obligation	SFr 200	$ 200
Finance receivable	0		199		$ 0	200
Short-term financing obligation	652		332		667	333
Long-term financing obligation	SFr 0		SFr 186		$ 0	$ 187